UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main Street

Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main Street

Suite 9

Bedminster, NJ 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Shares	Value
Common Stocks - 100.1%
Air Freight & Logistics - 0.6%
Yamato Holdings Co., Ltd.	31,200	$657,786

Airlines - 0.1%
ANA Holdings, Inc.	39,000	81,004

Auto Components - 2.6%
Bridgestone Corp.(a)	31,200	1,063,279
Denso Corp.	31,200	1,467,514
Yokohama Rubber Co., Ltd./The(a)	26,000	261,363
		2,792,156
Automobiles - 5.9%
Fuji Heavy Industries Ltd.	26,000	640,956
Honda Motor Co., Ltd.	61,100	2,270,150
Isuzu Motors Ltd.	39,000	266,999
Mazda Motor Corp.*	39,000	153,751
Mitsubishi Motors Corp.*	39,000	53,479
Nissan Motor Co., Ltd.	31,200	316,152
Suzuki Motor Corp.	31,200	719,443
Toyota Motor Corp.	31,200	1,884,332
		6,305,262
Beverages - 1.4%
Asahi Group Holdings Ltd.	31,200	774,180
Kirin Holdings Co., Ltd.(a)	26,000	407,381
Sapporo Holdings Ltd.	26,000	95,423
Takara Holdings, Inc.	26,000	226,759
		1,503,743
Building Products - 1.7%
Asahi Glass Co., Ltd.(a)	26,000	169,349
Daikin Industries Ltd.	31,200	1,261,464
Nippon Sheet Glass Co., Ltd.*	39,000	36,570
Nitto Boseki Co., Ltd.(a)	39,000	121,506
TOTO Ltd.	26,000	264,509
		1,853,398
Capital Markets - 0.7%
Daiwa Securities Group, Inc.	26,000	218,371
Matsui Securities Co., Ltd.	31,200	276,515
Nomura Holdings, Inc.	31,200	229,958
		724,844
Chemicals - 4.4%
Asahi Kasei Corp.	26,000	171,970
Denki Kagaku Kogyo KK	39,000	141,561
Kuraray Co., Ltd.	31,200	437,895
Mitsubishi Chemical Holdings Corp.	19,500	91,621
Mitsui Chemicals, Inc.	39,000	88,082
Nippon Kayaku Co., Ltd.	26,000	324,017
Nippon Soda Co., Ltd.	26,000	129,764
Nissan Chemical Industries Ltd.	31,200	420,278
Shin-Etsu Chemical Co., Ltd.	31,200	2,069,934
Showa Denko KK(a)	39,000	51,513
Sumitomo Chemical Co., Ltd.	26,000	81,791
Teijin Ltd.	39,000	85,723
Tokai Carbon Co., Ltd.(a)	26,000	68,945
Tokuyama Corp.	26,000	82,839
Toray Industries, Inc.	26,000	168,300
Tosoh Corp.	39,000	135,269
Toyobo Co., Ltd.	39,000	59,377
Ube Industries Ltd.(a)	39,000	72,353
		4,681,232
Commercial Banks - 1.4%
Aozora Bank Ltd.	26,000	81,266
Bank of Yokohama Ltd./The	26,000	134,221
Chiba Bank Ltd./The	26,000	177,213
Fukuoka Financial Group, Inc.	26,000	110,627
Mitsubishi UFJ Financial Group, Inc.	31,200	192,523
Mizuho Financial Group, Inc.	31,200	64,803
Resona Holdings, Inc.	3,900	18,993
Shinsei Bank Ltd.	39,000	88,476
Shizuoka Bank Ltd./The	26,000	280,238
Sumitomo Mitsui Financial Group, Inc.	3,900	178,917
Sumitomo Mitsui Trust Holdings, Inc.	39,000	182,063
		1,509,340
Commercial Services & Supplies - 2.0%
Dai Nippon Printing Co., Ltd.	26,000	237,770
Secom Co., Ltd.	31,200	1,698,729
Toppan Printing Co., Ltd.	26,000	180,621
		2,117,120
Computers & Peripherals - 0.4%
Fujitsu Ltd.	26,000	107,481
NEC Corp.	39,000	85,330

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2013 (Unaudited)

	Shares	Value
Common Stocks (continued)
Toshiba Corp.	39,000	$187,568
		380,379
Construction & Engineering - 2.4%
Chiyoda Corp.(a)	26,000	305,929
COMSYS Holdings Corp.	31,200	398,572
JGC Corp.	35,000	1,259,831
Kajima Corp.(a)	39,000	129,371
Obayashi Corp.	26,000	135,007
Shimizu Corp.(a)	39,000	156,896
Taisei Corp.	39,000	141,167
		2,526,773
Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	39,000	124,259
Taiheiyo Cement Corp.	39,000	124,652
		248,911
Consumer Finance - 0.7%
Credit Saison Co., Ltd.	31,200	782,988

Containers & Packaging - 0.4%
Toyo Seikan Group Holdings Ltd.	31,200	480,363

Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp.	3,900	202,117

Electric Utilities - 0.1%
Chubu Electric Power Co., Inc.	3,900	55,287
Kansai Electric Power Co., Inc./The*	3,900	53,439
Tokyo Electric Power Co., Inc.*	3,900	20,173
		128,899
Electrical Equipment - 1.0%
Fuji Electric Co., Ltd.	39,000	137,629
Fujikura Ltd.	26,000	92,277
Furukawa Electric Co., Ltd.	26,000	60,294
GS Yuasa Corp.(a)	26,000	108,006
Mitsubishi Electric Corp.	26,000	243,537
Sumitomo Electric Industries Ltd.	31,200	373,091
		1,014,834
Electronic Equipment, Instruments & Components - 6.9%
Alps Electric Co., Ltd.	31,200	233,418
Citizen Holdings Co., Ltd.(a)	31,200	174,277
FUJIFILM Holdings Corp.	31,200	687,356
Hitachi Ltd.	39,000	250,484
Kyocera Corp.	31,200	3,177,254
Mitsumi Electric Co., Ltd.*	31,200	217,374
Nippon Electric Glass Co., Ltd.	52,000	253,237
Oki Electric Industry Co., Ltd.*	39,000	75,499
Taiyo Yuden Co., Ltd.	29,900	455,524
TDK Corp.	31,200	1,077,435
Yaskawa Electric Corp.(a)	26,000	316,415
Yokogawa Electric Corp.	31,200	373,406
		7,291,679
Food & Staples Retailing - 1.7%
Aeon Co., Ltd.(a)	31,200	409,583
Seven & I Holdings Co., Ltd.	31,200	1,140,351
UNY Group Holdings Co., Ltd.(a)	31,200	210,139
		1,760,073
Food Products - 2.2%
Ajinomoto Co., Inc.	26,000	381,690
Kikkoman Corp.	26,000	432,547
Maruha Nichiro Holdings, Inc.	39,000	78,252
MEIJI Holdings Co., Ltd.	3,900	187,371
Nichirei Corp.	39,000	202,117
Nippon Meat Packers, Inc.(a)	39,000	596,522
Nippon Suisan Kaisha Ltd.	31,200	61,343
Nisshin Seifun Group, Inc.	32,500	389,292
		2,329,134
Gas Utilities - 0.4%
Osaka Gas Co., Ltd.	39,000	164,761
Tokyo Gas Co., Ltd.	39,000	215,487
		380,248
Health Care Equipment & Supplies - 2.4%
Olympus Corp.*	31,200	948,457
Terumo Corp.	31,200	1,552,450
		2,500,907
Hotels, Restaurants & Leisure - 0.2%
Tokyo Dome Corp.	39,000	241,440

Household Durables - 1.6%
Casio Computer Co., Ltd.(a)	31,200	274,942
Panasonic Corp.*	31,200	250,720
Pioneer Corp.*(a)	31,200	60,714

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2013 (Unaudited)

	Shares	Value
Common Stocks (continued)
Sekisui House Ltd.	26,000	$375,923
Sharp Corp.*	26,000	104,860
Sony Corp.(a)	31,200	653,696
		1,720,855
Industrial Conglomerates - 0.2%
Nisshinbo Holdings, Inc.(a)	26,000	185,340

Insurance - 1.1%
Dai-ichi Life Insurance Co., Ltd./The	39	56,310
MS&AD Insurance Group Holdings	9,100	231,399
NKSJ Holdings, Inc.	6,500	154,996
Sony Financial Holdings, Inc.	7,800	123,237
T&D Holdings, Inc.	6,500	87,427
Tokio Marine Holdings, Inc.	15,600	494,676
		1,148,045
Internet Software & Services - 0.1%
Yahoo Japan Corp.	130	64,096

IT Services - 1.0%
NTT Data Corp.	312	1,107,320

Leisure Equipment & Products - 1.0%
Nikon Corp.	31,200	727,937
Yamaha Corp.	31,200	357,677
		1,085,614
Machinery - 8.8%
Amada Co., Ltd.	26,000	171,708
Ebara Corp.	26,000	139,202
FANUC Corp.	31,200	4,523,654
Furukawa Co., Ltd.	39,000	66,062
Hino Motors Ltd.	26,000	381,690
Hitachi Construction Machinery Co., Ltd.(a)	31,200	630,732
Hitachi Zosen Corp.	32,500	45,876
IHI Corp.(a)	39,000	147,852
Japan Steel Works Ltd./The	39,000	214,700
JTEKT Corp.	31,200	351,071
Kawasaki Heavy Industries Ltd.	39,000	119,933
Komatsu Ltd.	31,200	721,331
Kubota Corp.	26,000	379,593
Meidensha Corp.	26,000	88,344
Minebea Co., Ltd.	26,000	94,898
Mitsubishi Heavy Industries Ltd.	39,000	216,667
Mitsui Engineering & Shipbuilding Co., Ltd.	39,000	57,018
NGK Insulators Ltd.	26,000	322,444
NSK Ltd.	26,000	248,780
NTN Corp.	26,000	80,218
OKUMA Corp.	26,000	196,350
Sumitomo Heavy Industries Ltd.	26,000	109,579
		9,307,702
Marine - 0.2%
Kawasaki Kisen Kaisha Ltd.	26,000	52,954
Mitsui OSK Lines Ltd.*	26,000	101,452
Nippon Yusen KK	39,000	103,418
		257,824
Media - 1.1%
Dentsu, Inc.	31,200	1,079,008
SKY Perfect JSAT Holdings, Inc.	26	11,875
Toho Co., Ltd.	3,900	80,297
		1,171,180
Metals & Mining - 1.2%
Dowa Holdings Co., Ltd.	26,000	232,002
JFE Holdings, Inc.	3,900	85,605
Kobe Steel Ltd.*	39,000	48,367
Mitsubishi Materials Corp.	39,000	137,235
Mitsui Mining & Smelting Co., Ltd.	39,000	82,970
Nippon Light Metal Holdings Co., Ltd.	39,000	47,187
Nippon Steel & Sumitomo Metal Corp.	39,000	105,384
Nisshin Steel Holdings Co., Ltd.(a)	3,900	30,239
Pacific Metals Co., Ltd.(a)	26,000	107,481
Sumitomo Metal Mining Co., Ltd.	26,000	289,938
Toho Zinc Co., Ltd.	26,000	74,713
		1,241,121
Multiline Retail - 1.1%
Isetan Mitsukoshi Holdings Ltd.	31,200	414,301
J Front Retailing Co., Ltd.	26,000	207,360
Marui Group Co., Ltd.	31,200	311,119
Takashimaya Co., Ltd.(a)	26,000	263,461
		1,196,241
Office Electronics - 1.9%
Canon, Inc.(a)	45,500	1,484,095

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2013 (Unaudited)

	Shares	Value
Common Stocks (continued)
Konica Minolta, Inc.	32,500	$245,438
Ricoh Co., Ltd.(a)	26,000	309,336
		2,038,869
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp.	26	108,530
JX Holdings, Inc.	31,200	151,313
Showa Shell Sekiyu KK(a)	31,200	256,697
		516,540
Paper & Forest Products - 0.3%
Hokuetsu Kishu Paper Co., Ltd.(a)	32,500	138,611
Mitsubishi Paper Mills Ltd.*	39,000	36,177
Nippon Paper Industries Co., Ltd.	3,900	55,602
Oji Holdings Corp.(a)	26,000	104,860
		335,250
Personal Products - 1.4%
Kao Corp.	31,200	1,061,706
Shiseido Co., Ltd.(a)	31,200	464,634
		1,526,340
Pharmaceuticals - 6.5%
Astellas Pharma, Inc.	31,200	1,695,584
Chugai Pharmaceutical Co., Ltd.(a)	31,200	646,775
Daiichi Sankyo Co., Ltd.	31,200	520,944
Dainippon Sumitomo Pharma Co., Ltd.(a)	31,200	412,414
Eisai Co., Ltd.	31,200	1,272,474
Kyowa Hakko Kirin Co., Ltd.(a)	26,000	294,132
Shionogi & Co., Ltd.	31,200	651,180
Takeda Pharmaceutical Co., Ltd.	31,200	1,409,316
		6,902,819
Real Estate Management & Development - 4.2%
Daiwa House Industry Co., Ltd.	26,000	485,239
Heiwa Real Estate Co., Ltd.	6,500	108,399
Mitsubishi Estate Co., Ltd.	26,000	692,337
Mitsui Fudosan Co., Ltd.	39,000	1,147,036
Sumitomo Realty & Development Co., Ltd.	39,000	1,555,203
Tokyo Tatemono Co., Ltd.(a)	26,000	216,535
Tokyu Land Corp.	26,000	238,556
		4,443,305
Road & Rail - 1.8%
Central Japan Railway Co.	2,600	317,988
East Japan Railway Co.	2,600	202,117
Keio Corp.	26,000	178,786
Keisei Electric Railway Co., Ltd.	26,000	243,537
Nippon Express Co., Ltd.	39,000	185,209
Odakyu Electric Railway Co., Ltd.	26,000	253,761
Tobu Railway Co., Ltd.	26,000	133,958
Tokyu Corp.	39,000	255,203
West Japan Railway Co.	3,900	165,547
		1,936,106
Semiconductors & Semiconductor Equipment - 2.6%
Advantest Corp.(a)	61,100	1,005,396
Dainippon Screen Manufacturing Co., Ltd.*(a)	26,000	137,367
Sumco Corp.	3,900	42,901
Tokyo Electron Ltd.	31,200	1,579,189
		2,764,853
Software - 1.6%
Konami Corp.(a)	31,200	662,190
Trend Micro, Inc.(a)	31,200	990,925
		1,653,115
Specialty Retail - 9.9%
Fast Retailing Co., Ltd.	31,200	10,522,686

Textiles, Apparel & Luxury Goods - 0.0%†
Unitika Ltd.*	39,000	19,661

Tobacco - 1.0%
Japan Tobacco, Inc.	31,200	1,102,601

Trading Companies & Distributors - 2.5%
ITOCHU Corp.	31,200	360,194
Marubeni Corp.	26,000	173,805
Mitsubishi Corp.	31,200	534,471
Mitsui & Co., Ltd.	31,200	391,966
Sojitz Corp.	2,600	4,325
Sumitomo Corp.	31,200	389,135
Toyota Tsusho Corp.	31,200	804,380
		2,658,276
Transportation Infrastructure - 0.3%
Mitsubishi Logistics Corp.	26,000	363,077

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2013 (Unaudited)

	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services - 8.2%
KDDI Corp.(a)	62,400	$3,246,461
NTT DoCoMo, Inc.	39	60,596
Softbank Corp.	92,300	5,388,354
		8,695,411
Total Common Stocks
(Cost $115,889,403)		106,458,877

	Principal Amount
Repurchase Agreements - 6.4%
Nomura Securities Co., Ltd., 0.16%, dated 06/28/13, due 07/01/13, repurchased price $5,000,067, collateralized by U.S. Government Agency Mortgages Securities and U.S. Government Treasury Securities, ranging from 1.88% - 5.00%, maturing 08/31/17 - 07/01/42; total market value $5,100,000(b)	$5,000,000	5,000,000
UBS Securities LLC, 0.05%, dated 06/28/13, due 07/01/13, repurchased price $1,764,670 collateralized by U.S. Government Treasury Securities, ranging from 0.75% - 4.50%, maturing 09/30/13 - 05/15/38; total market value $1,799,956(b)	1,764,663	1,764,663
Total Repurchase Agreements
(Cost $6,764,663)		6,764,663
Total Investment Securities
(Cost $122,654,066) — 106.5%		113,223,540
Liabilities in excess of other assets — (6.5%)		(6,901,902)
Net Assets — 100.0%		$106,321,638

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or portion of this security was on loan at June 30, 2013. The total value of securities on loan was $12,848,545, which was collateralized by a repurchase agreement with a value of $6,764,663 and $7,060,981 of collateral in the form of securities such as obligations of other foreign countries.
(b)	The security was purchased with cash collateral held from securities on loan at June 30, 2013. The total value of securities purchased was $6,764,663.

As of June 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,725,406
Aggregate gross unrealized depreciation	(11,167,440)
Net unrealized depreciation	$(9,442,034)
Federal income tax cost of investments	$122,665,574

Futures Contracts Purchased

MAXIS® Nikkei 225 Index Fund had the following open long futures contracts as of June 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

SGX Mini Nikkei 225 Futures Contracts	17	09/12/13	$1,167,700	$17,032
Yen Denominated Nikkei 225 Futures Contracts	2	09/12/13	138,234	1,330
				$18,362

Cash collateral in the amount of $326,201 was pledged to cover margin requirements for open futures contracts as of June 30, 2013.

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
June 30, 2013 (Unaudited)

Forward Foreign Currency Contracts

MAXIS® Nikkei 225 Index Fund had the following outstanding contracts as of June 30, 2013:

Buy Contracts*

Buy Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Depreciation
Japanese Yen	Morgan Stanley & Co., Inc.	09/18/13	57,435,404	$579,318	$(30,682)

* Fund buys Japanese Yen, sells U.S. Dollar

Sell Contracts*

Sell Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Appreciation
Japanese Yen	UBS AG	09/18/13	47,993,950	$484,087	$15,913

* Fund buys U.S. Dollar, sells Japanese Yen

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments
June 30, 2013 (Unaudited)

1.	Organization

Precidian ETFs Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (‘‘1940 Act’’), as amended. The Trust currently consists of one diversified investment portfolio, the MAXIS® Nikkei 225 Index Fund (the ‘‘Fund’’).The Fund is managed by Precidian Funds LLC (‘‘Advisor’’). Northern Trust Investments, Inc. (‘‘NTI’’) acts as sub-advisor Sub(‘‘-Advisor’’) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (‘‘Underlying Index’’) created by Nikkei Inc. (the ‘‘Index Provider’’). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or ‘‘first’’ section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s objective will be achieved.

2.	Basis of presentation

The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing source. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the ‘‘Board’’). The Fund may use fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its net asset value. Accordingly, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (‘‘NAV’’) and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when an investor will not be able to purchase or sell shares of the Fund. Investments in other open-end investment companies are valued at their net asset value.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
June 30, 2013 (Unaudited)

Forward foreign currency contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Exchange traded financial futures are manually valued at the settlement price as established by the exchange on which they are traded. This valuation of futures are typically categorized as Level 1 in the fair value hierarchy. For forward foreign currency contracts they are typically classified as Level 2 in the fair value hierarchy. If there was no sale on that day, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day, when such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2013, for the Fund based upon the three levels defined above:

Level 2 - Other Significant
	Level 1 - Quoted Prices		Observable Inputs		Total
Other Financial
Instruments including
				Forward Foreign		Futures Contracts and
	Common	Futures	Repurchase	Currency	Investment	Forward Foreign Currency
	Stocks	Contracts	Agreement	Contracts	Securities	Contracts
MAXIS® Nikkei 225 Index Fund	$106,458,877	$18,362	$6,764,663	$(14,769)	$113,223,540	$3,593

For the period ended June 30, 2013, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no transfers between Level 1 and Level 2 for the period ending June 30, 2013.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. Dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on foreign currency and foreign currency translation.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
June 30, 2013 (Unaudited)

Net realized foreign exchange gains and losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting in changes in exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains with the Fund’s cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned.

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Loans are subject to termination at the option of the Fund or the borrower. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Additionally, the Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker, which is netted against securities lending income on the Statement of Operations. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy.

A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
June 30, 2013 (Unaudited)

Futures Contracts

The Fund may enter into futures contract to manage its portfolio, obtain exposure to securities or to manage currency risk. Risks involved in the use of futures include that the secondary market for a futures contract may not be liquid, preventing the Fund from closing out a position. Additionally, the index tracked by a futures contract may differ from and even have a negative correlation to the Fund’s Underlying Index, resulting in the returns from such a contract not matching the performance of the Underlying Index and the possible risk of loss. There also exists a risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (‘‘buying’’ a contract which has previously been ‘‘sold’’ or ‘‘selling” contract previously ‘‘purchased’’) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits based on the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional ‘‘variation’’ margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

3.	Principal Risks

As with any investment, an investor could lose all or part of an investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s Prospectus under the heading ‘‘Additional Description of the Principal Risk Factors of the Fund.’’

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks Related to Investing in Japan. The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
June 30, 2013 (Unaudited)

Nikkei 225 Sector Concentration Risk. The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk. Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the Japanese Yen depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings in that market increases.

Derivatives Risk. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. As a non-principal investment strategy, the Fund may utilize futures, options, swaps and forward foreign currency contacts to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative, currency risk if fluctuations in exchange rates adversely affect the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e., futures, options, swaps or forward foreign currency contracts that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty’s default, and the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
August 21, 2013

By:	/s/ William C. Cox
William C. Cox
Treasurer and Principal Financial Officer
August 21, 2013